General and Administrative (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of General and Administrative Expense

	Years Ended December 31
(in thousands)	2022	2021

Corporate

Salaries and benefits	$14,895	$14,205

Depreciation	1,154	1,102

Professional fees	1,680	3,376

Business travel	950	219

Director f e es	1,109	1,096

Employer hea lt h tax	840	750

Audit and reg ul atory	2,845	2,937

Insurance	2,135	1,771

Other	3,469	3,100

General and administrative - corporate	$29,077	$28,556

Subsidiaries

Salaries and benefits	$4,327	$4,039

Depreciation	434	408

Professional fees	539	797

Business travel	242	33

Director fees	200	200

Insurance	44	36

Other	968	1,050

General and administrative - subsidiaries	$6,754	$6,563

Consolidated general and administrative	$35,831	$35,119